Share-Based Compensation - Share Based Compensation Allocation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	$ 5,305	$ 8,866	$ 11,540	$ 16,231
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	3,704	4,999	8,266	9,143
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	1,734	3,867	3,361	7,088
Capitalized to property and equipment
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	$ (133)	$ 0	$ (87)	$ 0